Related Party Transactions	2 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
3.   Related Party Transactions

Transactions with Vega Offshore Management A.S.: On August 10, 2012, the Company appointed Vega Offshore Management A.S. (the “Commercial Manager”), a related party wholly-owned and controlled by Vega Resources Group A.S., to provide commercial management of the fleet, which includes entering into insurance contracts on behalf of the Company, seeking and negotiating employment of the vessels, arranging the provision of bunkers, estimating and accounting of hire due from charters and assisting of the collection of any balances due to the Company.

The agreement with the Commercial Manager has a term of twenty four months, thereafter rolling, with two months’ notice of termination months, at a monthly management fee of $90,000. The management fees for the period from August 10 (date of incorporation) to September 30, 2012 amounting to $180,000, is presented under “Management fees — related party” in the accompanying consolidated statement of operations. The outstanding balance due to the Commercial Manager as of September 30, 2012 amounting to $90,000 is presented under “Due to related party” in the accompanying consolidated balance sheet.